Biological Assets - Breakdown of Biological Assets (Details) - CAD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of information about agricultural produce [line items]
Biological assets	$ 51,168	$ 42,774	$ 22,690
Indoor cannabis production facilities
Disclosure of information about agricultural produce [line items]
Biological assets	18,368	21,522
Plant propagation production facilities
Disclosure of information about agricultural produce [line items]
Biological assets	$ 32,800	$ 21,252